Summary of principal accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Assets and Liabilities of Variable Interest Entity

 The following assets and liabilities of the VIE are included in the accompanying consolidated financial statements of the Company as of December 31, 2021, December 31, 2020, September 30, 2020 and 2019.

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019
Current assets	$-	$-	$-	$-
Non-current assets	-	-	-	-
Total assets	$-	$-	$-	$-

Current liabilities	$-	$-	$-	$-
Non-current liabilities	-	-	-	-
Total liabilities	$-	$-	$-	$-

Schedule of Straight-line Method Over Estimated Useful Lives
Electronic equipment	3-6 years
Furniture and fixtures	3-6 years
Leasehold improvements	Shorter of estimated useful life or term of lease

Summary on Exchange Rates Applied

The exchange rates applied are as follows:

Balance sheet items, except for equity accounts	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019
RMB:USD	6.3559	6.5401	6.8141	7.1484
HKD:USD	7.7992	7.7521	7.7502	7.8391
RM:USD	4.1765	4.1070	4.1486	4.1889

Items in the statements of operations and comprehensive loss, and statements cash flows:

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019
RMB:USD	6.4525	6.6222	7.0072	6.8766
HKD:USD	7.7727	7.7517	7.7746	7.8363